Neiman Opportunities Fund
Investment Objective
The Neiman Opportunities Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 10 of the Fund's prospectus and “Shares of the Fund” on page 17 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Neiman Opportunities Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of lower of purchase price and current NAV)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
[1]	Investments of $1,000,000 or more in Class A shares that qualify for a full waiver of the sales charge imposed on purchases may be subject to a maximum deferred sales charge of 1.00% of the amount invested if these shares are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Neiman Opportunities Fund Class A
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.97%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	3.33%
Fee Waiver / Expense Reimbursement	(1.77%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement	1.56%
[1]	The adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares through July 31, 2019. The fee waiver will automatically terminate on July 31, 2019 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2019.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Neiman Opportunities Fund | Class A | USD ($)	725	1,385	2,067	3,875

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.09% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of companies that the investment adviser believes have the opportunity for capital appreciation. The companies in which the Fund invests may be of any capitalization, but are expected to be primarily between $500 million and $20 billion. The adviser will primarily invest in common stocks of US companies, but may also purchase sponsored American Depositary Receipts ("ADRs"). ADRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. The adviser may also invest in Exchange Traded Funds (“ETFs”) to help capture the overall market or be invested in certain sectors where the adviser feels there are opportunities for capital appreciation.

The Fund's adviser selects investments based on one or more valuation metrics, commonly referred to as fundamental analysis. These metrics may include price to earnings ratio, price to cash flow ratio, price to book value, price to sales ratio, dividend amount, dividend yield, debt to equity ratio, revenue growth, earnings growth, return on equity, and return on assets. The information on which the fundamental analysis is based comes from sources such as SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources. The adviser regularly reviews each of the companies in the portfolio to monitor the company's relative strength and to determine if each company continues to have potential for future appreciation. The adviser may sell a company when the fundamentals of the business have changed, when the relative strength of the company is weak as compared to the general market, or when there is a company that the adviser believes has greater potential for capital appreciation as an alternative.

The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of sectors.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company's management or the demand for its products or services. You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price also may decline if its earnings or revenues fall short of expectations.

Risks of Small and Medium Capitalization Companies

The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Foreign Risks

The Fund may invest in foreign securities, including ADRs. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Risks of Exchange Traded Funds

An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Sector Risks

Sector risk is the possibility that securities within the same sector will decline in price due to sector specific market or economic developments. Securities in the same sector are likely to react similarly to interest rate changes, adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Management Risk

The adviser's strategy may fail to produce the intended results.

Risk of Non-Diversification

The Fund is a “non-diversified” portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. The Fund may invest in underlying funds that are non-diversified. Investing in non-diversified funds may result in greater volatility.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. Returns in the bar chart do not reflect sales charges and would be lower if they did. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-385-2720.

For the period from January 1, 2018 through June 30, 2018 the total return for the Fund was 1.87%. Best Quarter (September 30, 2017) +7.30% Worst Quarter (March 31, 2017) +3.06%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/17
Average Annual Total Returns - Neiman Opportunities Fund	1 Year	Inception Date	Since Inception Class A Shares
Class A	13.00%	Apr. 01, 2016	12.06%
Class A | After Taxes on Distributions	12.66%	Apr. 01, 2016	11.87%
Class A | After Taxes on Distributions and Sales	7.34%	Apr. 01, 2016	9.18%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	21.83%	Apr. 01, 2016	18.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge. The inception date for the Class A Shares was April 1, 2016.